SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	For the year ended
	Note	December 31, 2023	December 31, 2022	December 31, 2021

Depreciation included in exploration and evaluation assets	9	$65,173	$42,093	$28,445
Fees paid by common shares, stock options or warrants	13	38,359	231,095	278,866